DIVIDENDS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
DIVIDENDS
DIVIDENDS	28. DIVIDENDS No dividend was declared by the Group during the six months ended June 30, 2021 and 2022.	28. DIVIDENDS No dividend was declared by the Group during the nine months ended September 30, 2021 and 2022.